Consolidated Statements of Changes in Member's Equity (USD $)	Total General Partner [Member]	Member's (Deficit) Equity [Member]	Noncontrolling Interest [Member]
Balance, beginning at Dec. 31, 2012	$ 1,001,943	$ 1,001,943
Members' capital contributions	500,000	500,000
Limited Partner capital contributions	7,586,650		7,586,650
Non-controlling interest contribution to consolidated entity	550,000		550,000
Net income (loss)	(867,976)	(14,196)	(853,780)
Offering expenses	(830,391)		(830,391)
Underwriting fees	(743,765)		(743,765)
Distributions	(83,081)	(29,375)	(53,706)
Balance, ending at Dec. 31, 2013	7,113,380	1,458,372	5,655,008
Redemption of initial Limited Partners' contribution	(97,183)		(97,183)
Limited Partner capital contributions	18,856,356		18,856,356
Non-controlling interest contribution to consolidated entity	470,000		470,000
Net income (loss)	(39,140)	(1,310)	(37,830)
Offering expenses	(491,043)		(491,043)
Underwriting fees	(1,863,935)		(1,863,935)
Distributions	(2,728,001)	(1,481,155)	(1,246,846)
Balance, ending at Dec. 31, 2014	$ 21,694,934	$ (24,093)	$ 21,244,527